Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Cash	$ 64,655	$ 135,975	$ 528,742
Prepaid expenses	96,083	59,000	23,017
Due from Related Party	7,335	7,335
Total Current Assets	168,073	202,310	551,759
Cash and Marketable securities held in Trust Account	81,057,287	81,055,288	80,536,183
TOTAL ASSETS	81,225,360	81,257,598	81,087,942
Current liabilities
Accounts payable and accrued expenses	469,748	398,748	42,281
Promissory note – related party			32,291
Total Current Liabilities	469,748	398,748	74,572
Warrant liabilities	7,999,141	9,033,095	9,078,166
TOTAL LIABILITIES	8,468,889	9,431,843	9,152,738
Commitments
Class A ordinary shares subject to possible redemption, 6,729,062 and 6,636,795 shares at redemption value at March 31, 2021 and December 31, 2020, respectively	67,756,461	66,825,754	66,935,203
Shareholders’ Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A ordinary shares	132	141	136
Class B ordinary shares	208	208	208
Additional paid-in capital	4,712,747	5,643,445	5,534,001
Retained earnings (Accumulated deficit)	286,923	(643,793)	(534,344)
Total Shareholders’ Equity	5,000,010	5,000,001	5,000,001
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 81,225,360	$ 81,257,598	$ 81,087,942